February 25, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD STAR FUNDS (the Trust)
     FILE NO.  2-88373

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,

THE VANGUARD GROUP, INC.



Frances T. Han
Associate Counsel